Fair value of financial instrument - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost	£ 249,732	£ 244,696
Brokered certificates of deposit
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost	1,241	1,494
Significant unobservable inputs (Level 3) | Favourable changes
Disclosure of detailed information about financial instruments [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets (liabilities)	606	636
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets (liabilities)	667	743
Exit price adjustments derived from market bid-offer spreads
Disclosure of detailed information about financial instruments [line items]
Increase Decrease In Derivative Fair Value Adjustments	9
Fair value adjustments	492	483
Uncollateralised derivative funding
Disclosure of detailed information about financial instruments [line items]
Increase Decrease In Derivative Fair Value Adjustments	(35)
Fair value adjustments	80	115
Derivative credit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Increase Decrease In Derivative Fair Value Adjustments	(58)
Fair value adjustments	210	268
Derivative debit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Increase Decrease In Derivative Fair Value Adjustments	(22)
Fair value adjustments	(91)	(113)
Financial instruments at fair value, category | Significant unobservable inputs (Level 3) | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	114	103
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	32	26
Amortisation and releases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	21	23
Financial instruments at amortised cost, category | Significant unobservable inputs (Level 3) | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	29	30
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	0	1
Amortisation and releases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	£ 1	£ 2